Fair Value (Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Significant Unobservable Level 3 Inputs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning asset balance	$ 74.9	$ 86.2
Total Realized/Unrealized Gains (Losses) Included in net income	(0.2)	7.6
Total Realized/Unrealized Gains (Losses) Included in other comprehensive income (loss)	(2.0)	4.5
Purchases	9.6	9.1
Sales	(2.3)	(6.1)
Settlements	(15.5)	(18.0)
Transfers into Level 3	9.0
Transfers out of Level 3	(0.4)	(8.4)
Ending asset (liability) balance	73.1	74.9
U.S. Government And Agency Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning asset balance	0.9	7.5
Total Realized/Unrealized Gains (Losses) Included in net income
Total Realized/Unrealized Gains (Losses) Included in other comprehensive income (loss)	(0.2)
Purchases
Issuance
Sales	(0.2)
Settlements
Transfers into Level 3
Transfers out of Level 3		(6.6)
Ending asset (liability) balance	0.5	0.9
U.S. State And Political Subdivision Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning asset balance	1.7	1.7
Total Realized/Unrealized Gains (Losses) Included in net income
Total Realized/Unrealized Gains (Losses) Included in other comprehensive income (loss)	0.1
Purchases
Issuance
Sales
Settlements
Transfers into Level 3
Transfers out of Level 3	(0.4)
Ending asset (liability) balance	1.4	1.7
Corporate Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning asset balance	59.0	68.4
Total Realized/Unrealized Gains (Losses) Included in net income		(0.8)
Total Realized/Unrealized Gains (Losses) Included in other comprehensive income (loss)	(1.9)	4.5
Purchases
Issuance
Sales	(2.1)	(6.1)
Settlements		(5.2)
Transfers into Level 3	9.0
Transfers out of Level 3		(1.8)
Ending asset (liability) balance	64.0	59.0
S&P 500 Index Options [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning asset balance	13.3	8.6
Total Realized/Unrealized Gains (Losses) Included in net income	(0.2)	8.4
Total Realized/Unrealized Gains (Losses) Included in other comprehensive income (loss)
Purchases	9.6	9.1
Issuance
Sales
Settlements	(15.5)	(12.8)
Transfers into Level 3
Transfers out of Level 3
Ending asset (liability) balance	7.2	13.3
Index-Based Interest Guarantees [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Asset (Liability)	(48.5)	(40.4)
Total realized/unrealized gains (losses) Included in net income	(1.3)	(5.8)
Total realized/unrealized gains (losses) Included in other comprehensive income (loss)
Purchases
Issuances	(1.8)	(3.0)
Sales
Settlements	2.1	0.7
Transfers in to Level 3
Transfers out of Level 3
Ending Asset (Liability)	$ (49.5)	$ (48.5)